Fair Value, Significant Unobservable Inputs Used in Fair Value Measurement (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Fair Value of Financial Assets [Abstract]
Percentage of revolving debt		90.00%
Level 3 [Member]
Valuation Technique and Input, Description [Abstract]
Fair Value		$ 291,111	$ 294,907
Level 3 [Member] | Discounted Cash Flow [Member] | MSRs Conventional [Member]
Valuation Technique and Input, Description [Abstract]
Fair Value		263,357	254,691
Annual cost to service, per loan	[1]	73	70
Level 3 [Member] | Discounted Cash Flow [Member] | MSRs Government [Member]
Valuation Technique and Input, Description [Abstract]
Fair Value		27,754	40,216
Annual cost to service, per loan	[1]	$ 112	$ 111
Level 3 [Member] | Discounted Cash Flow [Member] | Minimum [Member] | MSRs Conventional [Member]
Valuation Technique and Input, Description [Abstract]
Constant prepayment speed	[1]	7.80%	4.50%
Uncollected Payments	[1]	0.40%	0.50%
Level 3 [Member] | Discounted Cash Flow [Member] | Minimum [Member] | MSRs Government [Member]
Valuation Technique and Input, Description [Abstract]
Constant prepayment speed	[1]	6.50%	6.30%
Uncollected Payments	[1]	2.20%	3.10%
Level 3 [Member] | Discounted Cash Flow [Member] | Maximum [Member] | MSRs Conventional [Member]
Valuation Technique and Input, Description [Abstract]
Constant prepayment speed	[1]	21.10%	20.60%
Uncollected Payments	[1]	0.80%	11.70%
Level 3 [Member] | Discounted Cash Flow [Member] | Maximum [Member] | MSRs Government [Member]
Valuation Technique and Input, Description [Abstract]
Constant prepayment speed	[1]	19.50%	17.90%
Uncollected Payments	[1]	9.00%	12.40%
Level 3 [Member] | Discounted Cash Flow [Member] | Weighted Average [Member] | MSRs Conventional [Member]
Valuation Technique and Input, Description [Abstract]
Constant prepayment speed	[1]	13.20%	9.10%
Uncollected Payments	[1]	0.70%	0.90%
Discount rate	[1]	7.30%	9.30%
Level 3 [Member] | Discounted Cash Flow [Member] | Weighted Average [Member] | MSRs Government [Member]
Valuation Technique and Input, Description [Abstract]
Constant prepayment speed	[1]	13.60%	8.90%
Uncollected Payments	[1]	2.80%	4.20%
Discount rate	[1]	9.40%	12.00%

[1]	Significant increases (decreases) in any of the inputs in isolation may result in significantly lower (higher) fair value measurements. A change in the assumption used for discount rates may be accompanied by a directionally similar change in the assumption used for the probability of uncollected payments and a directionally opposite change in the assumption used for prepayment rates